Other Long-Term Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Assets, Noncurrent
Deferred income taxes	$ 408	$ 629
Other long-term receivables	187	181
All other	192	167
Other long-term assets	$ 787	$ 977